Pay vs Performance Disclosure - USD ($)	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 27, 2022	Dec. 31, 2021	Aug. 07, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Year	Summary Compensation Table Total for PEO #1(1)	Summary Compensation Table Total for PEO #2(2)	Compensation Actually Paid to PEO #1(3)	Compensation Actually Paid to PEO #2(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On:		Net Income	Adj. EBITDA ($ in thousands)
							Total Shareholder Return(6)	Peer Group Total Shareholder Return
(a)	(b)	(bb)	(c)		(d)	(e)	(f)	(g)	(h)	(i)
2022	2,637,822	537,231	1,227,258	483,793	797,875	597,384	3	108	(493,047)	6,712
2021	2,943,057	1,145,602	4,448,222	1,153,662	901,810	910,686	34	112	(782,028)	39,771

(1)
Represents the total compensation paid to Sharon Vitti, our current Principal Executive Officer (“PEO” #1) since April 28, 2022. The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Vitti in the “Total” column of the Summary Compensation Table (“SCT”). Former Chief Executive Officer, Labeed Diab, stepped down effective August 7, 2021.

(2)
Represents the total compensation paid to John Larsen, our prior Principal Executive Officer (“PEO” #2). The dollar amounts in column (bb) are the amounts of total compensation reported for Mr. Larsen in the “Total” column of the Summary Compensation Table (“SCT”). John Larsen became ATI’s Executive Chairman on August 9, 2021, August 30, 2021 through April 27, 2022, he was acting CEO.

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation S-K, adjustments were made to the PEO’s total compensation for each year to determine the CAP.

(4)
The dollar amounts reported in column (d) represent the average of the amounts for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT. For 2022, the Non-PEO NEOs were Joseph Jordan, Ray Wahl, Augustus Oakes, Joseph Zavalishin, Gary Carlson, and Joanne Fong. For 2021, the Non-PEO NEOs were Joseph Jordan, Ray Wahl, Diana Chafey, Joseph Zavalishin, and Augustus Oakes.

(5)
The dollar amount reported in column (e) represents the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid.

(6)	TSR calculation start date is 6/17/21 (rather than 1/1/21) since that is the date our Class A common stock began trading on the NYSE following the Business Combination / de-SPAC.
PEO #1 SCT Total TO CAP Reconciliation
Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus: Equity Award Adjustments ($)	Plus: Reported Change in Pension Value Deferred Compensation Earnings in Summary Compensation Table ($)	Plus: Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2022	2,637,822	1,701,063	290,499	—	—	1,227,258
2021	2,943,057	—	—	1,505,165	—	4,448,222

PEO #2 SCT Total TO CAP Reconciliation
Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus: Equity Award Adjustments ($)	Plus: Reported Change in Pension Value Deferred Compensation Earnings in Summary Compensation Table ($)	Plus: Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2022	537,231	128,696	75,258	—	—	483,793
2021	1,145,602	590,085	598,145	—	—	1,153,662
Equity Award Adjustments PEO #1
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year	Dollar Value of Dividends / Earnings Paid on Equity Awards in the Covered Year	Total Equity Award Adjustments ($)
2022	290,499	—	—	—	—	—	290,499
2021	—	—	—	—	—	—	—
Equity Award Adjustments PEO #2
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year	Dollar Value of Dividends / Earnings Paid on Equity Awards in the Covered Year	Total Equity Award Adjustments ($)
2022	19,648	24,419	—	31,191	—	—	75,258
2021	598,145	—	—	—	—	—	598,145
Average Non-PEO SCT Total TO CAP Reconciliation
Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus: Equity Award Adjustments ($)	Plus: Reported Change in Pension Value Deferred Compensation Earnings in Summary Compensation Table ($)	Plus: Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2022	797,875	294,816	99,041	(4,716)	—	597,384
2021	901,810	369,679	374,094	4,462	—	910,686
Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year	Dollar Value of Dividends / Earnings Paid on Equity Awards in the Covered Year	Total Equity Award Adjustments ($)
2022	45,487	41,839	—	11,715	—	—	99,041
2021	374,094	—	—	—	—	—	374,094

Company Selected Measure Name					Adj. EBITDA
Named Executive Officers, Footnote [Text Block]
(4)
The dollar amounts reported in column (d) represent the average of the amounts for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT. For 2022, the Non-PEO NEOs were Joseph Jordan, Ray Wahl, Augustus Oakes, Joseph Zavalishin, Gary Carlson, and Joanne Fong. For 2021, the Non-PEO NEOs were Joseph Jordan, Ray Wahl, Diana Chafey, Joseph Zavalishin, and Augustus Oakes.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation S-K, adjustments were made to the PEO’s total compensation for each year to determine the CAP.

PEO #1 SCT Total TO CAP Reconciliation
Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus: Equity Award Adjustments ($)	Plus: Reported Change in Pension Value Deferred Compensation Earnings in Summary Compensation Table ($)	Plus: Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2022	2,637,822	1,701,063	290,499	—	—	1,227,258
2021	2,943,057	—	—	1,505,165	—	4,448,222

PEO #2 SCT Total TO CAP Reconciliation
Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus: Equity Award Adjustments ($)	Plus: Reported Change in Pension Value Deferred Compensation Earnings in Summary Compensation Table ($)	Plus: Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2022	537,231	128,696	75,258	—	—	483,793
2021	1,145,602	590,085	598,145	—	—	1,153,662
Equity Award Adjustments PEO #1
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year	Dollar Value of Dividends / Earnings Paid on Equity Awards in the Covered Year	Total Equity Award Adjustments ($)
2022	290,499	—	—	—	—	—	290,499
2021	—	—	—	—	—	—	—
Equity Award Adjustments PEO #2
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year	Dollar Value of Dividends / Earnings Paid on Equity Awards in the Covered Year	Total Equity Award Adjustments ($)
2022	19,648	24,419	—	31,191	—	—	75,258
2021	598,145	—	—	—	—	—	598,145

Non-PEO NEO Average Total Compensation Amount					$ 797,875	$ 901,810
Non-PEO NEO Average Compensation Actually Paid Amount					$ 597,384	910,686
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The dollar amount reported in column (e) represents the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid.

Average Non-PEO SCT Total TO CAP Reconciliation
Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus: Equity Award Adjustments ($)	Plus: Reported Change in Pension Value Deferred Compensation Earnings in Summary Compensation Table ($)	Plus: Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO ($)
2022	797,875	294,816	99,041	(4,716)	—	597,384
2021	901,810	369,679	374,094	4,462	—	910,686
Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year	Dollar Value of Dividends / Earnings Paid on Equity Awards in the Covered Year	Total Equity Award Adjustments ($)
2022	45,487	41,839	—	11,715	—	—	99,041
2021	374,094	—	—	—	—	—	374,094

Total Shareholder Return Amount					$ 3	34
Peer Group Total Shareholder Return Amount					108	112
Net Income (Loss)					$ (493,047,000)	$ (782,028,000)
Company Selected Measure Amount					6,712,000	39,771,000
PEO Name	John Larsen	John Larsen	Labeed Diab	Sharon Vitti
Sharon Vitti [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					$ 2,637,822
PEO Actually Paid Compensation Amount					1,227,258
John Larsen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					537,231	$ 1,145,602
PEO Actually Paid Compensation Amount					483,793	1,153,662
Labeed Diab [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						2,943,057
PEO Actually Paid Compensation Amount						4,448,222
PEO [Member] | Sharon Vitti [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,701,063)
PEO [Member] | Sharon Vitti [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					290,499
PEO [Member] | Sharon Vitti [Member] | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					290,499
PEO [Member] | Sharon Vitti [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Sharon Vitti [Member] | Fair Value as of Vesting Date of Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Sharon Vitti [Member] | Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Sharon Vitti [Member] | Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Sharon Vitti [Member] | Dollar Value of Dividends / Earnings Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Sharon Vitti [Member] | Change in Pension Value Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Sharon Vitti [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | John Larsen [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(128,696)	(590,085)
PEO [Member] | John Larsen [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					75,258	598,145
PEO [Member] | John Larsen [Member] | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					19,648	598,145
PEO [Member] | John Larsen [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					24,419	0
PEO [Member] | John Larsen [Member] | Fair Value as of Vesting Date of Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
PEO [Member] | John Larsen [Member] | Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					31,191	0
PEO [Member] | John Larsen [Member] | Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
PEO [Member] | John Larsen [Member] | Dollar Value of Dividends / Earnings Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
PEO [Member] | John Larsen [Member] | Change in Pension Value Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
PEO [Member] | John Larsen [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
PEO [Member] | Labeed Diab [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Labeed Diab [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Labeed Diab [Member] | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Labeed Diab [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Labeed Diab [Member] | Fair Value as of Vesting Date of Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Labeed Diab [Member] | Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Labeed Diab [Member] | Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Labeed Diab [Member] | Dollar Value of Dividends / Earnings Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
PEO [Member] | Labeed Diab [Member] | Change in Pension Value Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						1,505,165
PEO [Member] | Labeed Diab [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(294,816)	(369,679)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					99,041	374,094
Non-PEO NEO [Member] | Year End Fair Value of Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					45,487	374,094
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					41,839	0
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					11,715	0
Non-PEO NEO [Member] | Fair Value as of Prior Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
Non-PEO NEO [Member] | Dollar Value of Dividends / Earnings Paid on Equity Awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
Non-PEO NEO [Member] | Change in Pension Value Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,716)	4,462
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 0	$ 0